Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selling, General and Administrative Expense [Member]
Pension liability adjustment	$ 9.0	$ 7.8	$ 10.1	$ 9.9	$ 11.8